Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Issuance expenses, net	$ 981
Issuance expenses warrants, net		$ 157